25. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments And Risks Management
Schedule of debt levels and net debt

The Company monitors the gross debt and net debt as set forth below:

	12.31.19			12.31.18
	Current	Non-current	Total	Total
Foreign currency debt	(296,850)	(10,709,674)	(11,006,524)	(11,538,304)
Local currency debt	(2,835,179)	(4,778,576)	(7,613,755)	(10,627,140)
Derivative financial liabilities	(153,612)	-	(153,612)	(235,035)
Gross debt	(3,285,641)	(15,488,250)	(18,773,891)	(22,400,479)

Marketable securities and cash and cash equivalents	4,655,967	307,352	4,963,319	5,667,222
Derivative financial assets	195,324	49,991	245,315	182,339
Restricted cash	296,294	-	296,294	861,621
Net debt	1,861,944	(15,130,907)	(13,268,963)	(15,689,297)

Schedule of commitments and contractual obligations

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.19
	Book value	Contractual cash flow	2020	2021	2022	2023	2024	2025 onwards
Non derivative financial liabilities
Loans and financing	8,212,795	9,766,282	3,284,296	2,230,020	518,647	1,365,454	391,036	1,976,829
Bonds	10,407,484	13,392,884	430,835	455,397	2,354,479	1,756,083	2,371,831	6,024,259
Trade accounts payable	5,796,766	5,846,035	5,833,689	6,897	2,854	2,595	-	-
Supply chain finance	842,037	853,995	853,995	-	-	-	-	-
Lease payables	2,430,656	3,192,956	562,890	498,763	449,538	396,849	344,987	939,929

Derivative financial liabilities
Financial instruments designated as cash flow hedge
Currency derivatives (NDF)	8,507	8,262	8,262	-	-	-	-	-
Commodities derivatives - Corn (NDF)	42,920	42,920	42,917	3	-	-	-	-
Commodities derivatives - Soybean meal (NDF)	1,275	1,275	1,275	-	-	-	-	-
Commodities derivatives - Soybean oil (Options)	6	(216)	(216)	-	-	-	-	-
Commodities derivatives - Soybean (NDF)	3,056	3,056	3,056	-	-	-	-	-
Currency derivatives (options)	64,910	(131,009)	(131,009)	-	-	-	-	-
Commodities derivatives - Corn (Options)	53	(73)	(73)	-	-	-	-	-
Commodities derivatives - Soybean meal (Options)	999	(1,132)	(1,132)	-	-	-	-	-
Commodities derivatives (Future)	520	520	520	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives (NDF)	23,803	28,252	28,252	-	-	-	-	-
Currency derivatives (Future)	4,854	4,854	4,854	-	-	-	-	-
Commodities derivatives (Options)	2,712	(1,879)	(1,879)	-	-	-	-	-

Schedule of assets and liabilities denominated in foreign currency

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the statement of income are as follows, summarized in Brazilian Reais:

	12.31.19	12.31.18

Cash and cash equivalents	329,630	127,266
Trade accounts receivable	32,353	65,820
Trade accounts payable	(2,057,053)	(861,341)
Loans and financing	(7,862,992)	(7,347,953)
Derivative financial instruments (hedge)	1,734,517	5,209,168
Investments, net	7,424,196	2,571,870
Other assets and liabilities, net	146	376

Exposure in result	(399,203)	(234,794)

Schedule of net P&L exposure

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	12.31.19	12.31.18

Argentinian Peso (ARS)	(13,236)	186,538
Euros (EUR)	23,624	(389,412)
Pound Sterling (GBP)	6,949	(71,314)
Yen (JPY)	(17,285)	4,041
Rubles (RUB)	2,780	91,720
Turkish Liras (TRY)	(418,576)	(348,639)
U.S. Dollars (USD)	16,541	292,272
Total	(399,203)	(234,794)

Schedule of derivative financial instruments to hedge foreign currency

The derivative financial instruments hired to hedge the foreign currency statement of financial position exposure on December 31, 2019 are not designated as hedge accounting and are set forth below:

12.31.19
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Average Rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	1st Qtr. 2020	EUR	225,000	4.5653	(5,069)
Non-deliverable forward	USD	BRL	1st Qtr. 2020	USD	385,000	4.0791	(17,965)
Collar	BRL	USD	4th Qtr. 2020	USD	15,000	4.1495	393
Futures - B3	USD	BRL	1st Qtr. 2020	USD	194,500	4.0224	(4,854)
Currency swap	100.00% CDI+1,43%	USD+4.24% p.a.	3rd Qtr. 2028	BRL	1,601,096	-	49,827
Non-deliverable forward	EUR	JPY	1st Qtr. 2020	EUR	20,487	122.0298	9
Non-deliverable forward	EUR	USD	1st Qtr. 2020	EUR	35,000	1.1209	758
Non-deliverable forward	EUR	RUB	1st Qtr. 2020	EUR	21,092	71.1157	(769)
Collar	TRY	USD	1st Qtr. 2020	USD	50,000	6.1805	(304)

Total							22,026

Schedule of derivative and non-derivative financial instruments as cash flow hedges

The derivative and non-derivative financial instruments designated as cash flow hedges for FX operating exposure on December 31, 2019 are set forth below:

12.31.19
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value

Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2020	USD	218,000	4.1141	19,009
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2020	USD	27,000	4.1032	1,631
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2020	USD	22,000	4.1485	1,893
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2020	USD	9,000	4.1090	308
Collar	USD Exports	BRL	USD	1st Qtr. 2020	USD	343,000	4.0711	9,114
Collar	USD Exports	BRL	USD	2nd Qtr. 2020	USD	326,000	4.0775	8,987
Collar	USD Exports	BRL	USD	3rd Qtr. 2020	USD	242,000	4.1973	22,299
Collar	USD Exports	BRL	USD	4th Qtr. 2020	USD	154,000	4.2046	12,923

								76,164

12.31.19
Cash flow hedge - Non-derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Average Rate	Fair value (1)

Bond BRF SA BRFSBZ5	USD Exports	-	USD	2nd Qtr. 2022	USD	109,312	2.0213	(278,077)
Bond BRF SA BRFSBZ3	USD Exports	-	USD	2nd Qtr. 2023	USD	150,000	2.0387	(298,800)

								(576,877)

The non-derivative financial instruments designated as instruments for net investment hedge on December 31, 2019 are set forth below:

12.31.19
Net investment hedge - Non-derivative instruments	Protection (Investment)	Asset	Liability	Maturity	Notional		Rate	Fair value (1)

Bond - BRF SA BRFSBZ4	Federal Foods LLC	-	USD	3rd Qtr. 2026	USD	77,018	3.7649	(20,467)
Bond - BRF SA BRFSBZ4	BRF Al Yasra Food	-	USD	3rd Qtr. 2026	USD	107,918	3.7649	(29,126)
Bond - BRF SA BRFSBZ4	Al Khan Foodstuff LLC	-	USD	3rd Qtr. 2026	USD	65,064	3.7649	(17,225)

								(66,818)

(1) Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

Schedule of financial instruments for the commodities price exposure

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on December 31, 2019 are set forth below:

12.31.19
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (USD/Ton)	Fair value

Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2020	27,950	ton	121.64	(532)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2020	87,915	ton	121.67	400
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2020	54,985	ton	123.25	64
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2020	29,937	ton	125.42	(339)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2020	249,821	ton	178.06	(25,584)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2020	119,893	ton	183.32	(13,290)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2020	20,067	ton	147.63	395
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	1st Qtr. 2020	4,001	ton	683.76	1,335
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2020	4,001	ton	690.65	1,354
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2020	2,001	ton	698.37	663
Call - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2020	1,000	ton	701.29	334
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2020	3,990	ton	651.07	1,489

							(33,711)

12.31.19
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Average rate (USD/Ton)	Fair value

Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2020	2,000	ton	345.91	(42)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	2nd Qtr. 2020	1,994	ton	337.03	(184)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	3rd Qtr. 2020	18,486	ton	335.97	(1,770)
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	4th Qtr. 2020	12,492	ton	338.57	(1,060)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2020	624,044	ton	161.03	8,915
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2020	273,456	ton	157.78	(98)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2020	205,762	ton	159.03	474
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2021	6,515	ton	161.78	(3)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2020	244,944	ton	153.54	4,361
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2020	23,193	ton	758.22	(224)
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2020	24,543	ton	735.57	(225)
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2020	15,822	ton	658.66	(71)

							10,073

12.31.19
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Average rate	Fair value

Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2020	USD	38,300	4.0255	(25)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2020	USD	101,140	4.1265	7,885
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2020	USD	49,362	4.1820	5,652
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2020	USD	36,951	4.1840	3,473
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2021	USD	1,054	4.2682	163

								17,148

Schedule of gains and losses with hedge accounting instruments

The rollforward of fair value designated as hedge accounting is set forth below:

12.31.19
	Cash flow hedge				Fair value hedge	Net investment hedge
	Interest	Foreign exchange		Commodities	Commodities	Foreign exchange
	Derivatives	Derivatives	Non-derivatives	Derivatives	Derivatives	Non-derivatives	Total

Fair value on 12.31.18 - Restated	(82)	21,483	(662,732)	(9,144)	17,920	-	(632,555)

Settlement	34	35,758	123,962	37,930	(865)	-	196,819
Inventories	-	-	-	2,839	(6,510)	-	(3,671)
Other comprehensive income	3	53,349	23,328	(18,324)	-	(66,818)	(8,462)
Operating result - income	-	(18,215)	-	-	-	-	(18,215)
Operating result - cost	-	-	-	(47,012)	16,676	-	(30,336)
Financial result	45	(16,211)	(61,435)	-	-	-	(77,601)

Fair value on 12.31.19	-	76,164	(576,877)	(33,711)	27,221	(66,818)	(574,021)

Schedule of derivative financial instruments

Summarized financial position of derivative financial instruments:

	12.31.19	12.31.18

Asset
Designated as hedge accounting
Currency derivatives	166,729	118,191
Commodities derivatives	25,191	22,761
Not designated as hedge accounting
Currency derivatives	53,395	41,387
	245,315	182,339

Current assets	195,324	182,339
Non-current assets	49,991	-

Liabilities
Designated as hedge accounting
Currency derivatives	(73,417)	(96,789)
Commodities derivatives	(48,829)	(13,985)
Not designated as hedge accounting
Currency derivatives	(31,369)	(25,107)
Stock price derivatives	-	(99,154)
	(153,615)	(235,035)

Current liabilities	(153,612)	(235,035)
Non-current liabilities	(3)	-

Schedule of quantitative and qualitative information

The future results may diverge significantly of the estimated values if the reality presents different than the considered premises. Positive values indicate gains and negative values indicate losses.

Parity - R$ x USD		4.0307	3.6276	3.0230	5.0384	6.0461
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Designated as hedge accouting
Non-deliverable forward	Devaluation of R$	46,325	248,991	552,991	(460,341)	(967,007)
Options - currencies	Devaluation of R$	52,954	428,644	1,072,548	(880,094)	(1,953,268)
Bonds	Devaluation of R$	(518,452)	(413,931)	(257,149)	(779,754)	(1,041,056)
Exports (object)	Appreciation of R$	442,051	(149,406)	(1,116,964)	1,914,520	3,527,114
Cost (object)	Appreciation of R$	(22,878)	(114,298)	(251,426)	205,669	434,217
Not designated as hedge accouting
NDF - Purchase	Appreciation of R$	(18,635)	(173,817)	(406,590)	369,319	757,274
Options - currencies	Devaluation of R$	-	5,886	14,955	(11,391)	(26,506)
Future purchase - B3	Appreciation of R$	1,605	(76,792)	(194,388)	197,598	393,591
Net effect		(17,030)	(244,723)	(586,023)	555,526	1,124,359

Parity - R$ x EUR		4.5305	4.0775	3.3979	5.6631	6.7958
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	10% appreciation	25% appreciation	25% devaluation	50% devaluation
Not designated as hedge accouting
NDF - Purchase EUR x USD	Appreciation of EUR	442	(15,415)	(39,200)	40,083	79,725
NDF - Purchase EUR x RUB	Appreciation of EUR	(1,764)	(11,323)	(25,660)	22,132	46,028
NDF - Purchase	Appreciation of R$	(7,825)	(109,762)	(262,666)	247,015	501,856
Net effect		(9,147)	(136,500)	(327,526)	309,230	627,609

Price parity CBOT - Corn - USD/Ton		156.76	141.08	117.57	195.95	235.14
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Corn sale	Increase in the price of corn	13,878	83,998	189,178	(161,423)	(336,723)
Non-deliverable forward - Corn purchase	Decrease in the price of corn	(34,285)	(57,645)	(92,685)	24,115	82,515
Put	Increase in the price of corn	(875)	(15,946)	(38,552)	-	-
Corn options	Decrease in the price of corn	-	-	(1,718)	2,975	6,118
Cost (object)	Increase in the price of corn	21,282	(10,407)	(56,223)	134,333	248,090
Net effect		-	-	-	-	-

Price parity CBOT - Soybean meal - USD/Ton		122.14	109.93	91.61	152.68	183.21
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
Non-deliverable forward - Soybeal meal purchase	Decrease in the price of soybean meal	(24)	(8,435)	(21,052)	21,004	42,032
Soybean meal options	Decrease in the price of soybean meal	-	(2,656)	(8,912)	7,573	18,000
Cost (object)	Increase in the price of soybean meal	24	11,091	29,964	(28,577)	(60,032)
Net effect		-	-	-	-	-

Price parity CBOT - Soybean - USD/Ton		359.21	323.29	269.41	449.01	538.81
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean sale	Increase in the price of soybean	(3,056)	2,007	9,603	(15,715)	(28,373)
Cost (object)	Increase in the price of soybean	3,056	(2,007)	(9,603)	15,715	28,373
Net effect		-	-	-	-	-

Price parity CBOT - Soybean oil - USD/Ton		773.62	696.26	580.22	967.03	1,160.43
		Current	Scenario I	Scenario II	Scenario III	Scenario IV
Transaction/Instrument	Risk	Scenario	Decrease 10%	Decrease 25%	Increase 25%	Increase 50%
Designated as hedge accounting
NDF - Soybean oil purchase	Decrease in the price of soybean oil	3,686	255	(4,892)	12,263	20,840
Soybean oil options	Decrease in the price of soybean oil	-	252	(745)	4,562	7,657
Cost (object)	Increase in the price of soybean oil	(3,686)	(507)	5,637	(16,825)	(28,497)
Net effect		-	-	-	-	-

Schedule of financial instruments by category
	12.31.19
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	2,289,787	-	-	-	2,289,787
Cash equivalents	-	-	-	1,947,998	1,947,998
Marketable securities	265,783	26,678	19,285	413,788	725,534
Restricted cash	296,294	-	-	-	296,294
Trade accounts receivable	2,811,902	-	-	225,941	3,037,843
Other receivables	123,877	-	-	-	123,877
Derivatives not designated	-	-	-	53,395	53,395
Derivatives designated as hedge accounting (1)	-	-	-	191,920	191,920

Liabilities
Trade accounts payable	(5,796,766)	-	-	-	(5,796,766)
Supply chain finance	(842,037)	-	-	-	(842,037)
Loans and financing (2)	(18,620,279)	-	-	-	(18,620,279)
Derivatives not designated	-	-	-	(31,369)	(31,369)
Derivatives designated as hedge accounting (1)	-	-	-	(122,246)	(122,246)
	(19,471,439)	26,678	19,285	2,679,427	(16,746,049)

(1)          All derivatives are measured at fair value. Those designated as hedge accounting have their gains and losses also affecting other comprehensive income and inventories.

(2)          All loans and financing are measured at amortized cost. Those designated as hedge accounting have their gains and losses also affecting shareholders’ equity.

	12.31.18
	Amortized cost	Fair value through other comprehensive income		Fair value through profit and loss	Total
		Equity instruments	Debt instruments
Assets
Cash and bank	722,838	-	-	-	722,838
Cash equivalents	-	-	-	4,146,724	4,146,724
Marketable securities	331,395	139,469	16,398	310,398	797,660
Restricted cash	861,621	-	-	-	861,621
Trade accounts receivable	2,409,667	-	-	203,224	2,612,891
Other receivables	204,072	-	-	-	204,072
Derivatives not designated	-	-	-	41,387	41,387
Derivatives designated as hedge accounting	-	-	-	140,952	140,952

Liabilities
Trade accounts payable - Restated	(5,500,008)	-	-	-	(5,500,008)
Supply chain finance	(875,300)	-	-	-	(875,300)
Loans and financing	(22,165,444)	-	-	-	(22,165,444)
Derivatives not designated	-	-	-	(124,261)	(124,261)
Derivatives designated as hedge accounting	-	-	-	(110,774)	(110,774)
	(24,011,159)	139,469	16,398	4,607,650	(19,247,642)

Schedule of classification of financial assets and liabilities according to the valuation hierarchy

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the year ended on December 31, 2019, there were no changes between the 3 levels of hierarchy.

	12.31.19			12.31.18
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Credit linked notes	19,285	-	19,285	16,398	-	16,398
Stocks	26,678	-	26,678	139,469	-	139,469
Fair value through profit and loss
Savings account and overnight	689,874	-	689,874	401,145	-	401,145
Term deposits	374,859	-	374,859	21,150	-	21,150
Bank deposit certificates	-	879,758	879,758	-	3,720,708	3,720,708
Financial treasury bills	396,994	-	396,994	295,699	-	295,699
Investment funds	20,301	-	20,301	3,721	-	3,721
Trade accounts receivable	-	225,941	225,941	-	203,224	203,224
Derivatives	-	245,315	245,315	-	182,339	182,339
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(153,615)	(153,615)	-	(235,035)	(235,035)
	1,527,991	1,197,399	2,725,390	877,582	3,871,236	4,748,818

Schedule of comparison between book value and fair value of financial instruments

The fair value of the bonds set forth below is based in prices observed in active markets, level 1 of the fair value hierarchy, the debentures are based in level 2 and are measured by discounted cash flows.

		12.31.19		12.31.18
	Maturity	Book value	Fair value	Book value	Fair value
BRF bonds
BRF SA BRFSBZ5	2022	(435,934)	(460,606)	(451,542)	(456,190)
BRF SA BRFSBZ4	2024	(2,086,169)	(2,191,726)	(2,898,940)	(2,695,884)
BRF SA BRFSBZ3	2023	(1,370,446)	(1,427,754)	(1,888,811)	(1,754,586)
BRF SA BRFSBZ2	2022	(1,492,653)	(1,559,476)	(2,248,510)	(2,189,975)
BRF SA BRFSBZ4 7/8	2030	(3,022,773)	(3,160,573)	-	-
Debentures	2030	(755,760)	(832,213)	-	-
BFF bonds
Sadia Overseas BRFSBZ7	2020	-	-	(342,958)	(349,241)
BRF GmbH bonds
BRF SA BRFSBZ4	2026	(1,999,509)	(2,101,175)	(1,915,685)	(1,702,211)
		(11,163,244)	(11,733,523)	(9,746,446)	(9,148,087)